Note 10 - Goodwill and Other Intangible, Net (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2017	$49
2018	49
2019	49
2020	49
2021	49
Thereafter	220
Total	$465